UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22911

Reality Shares ETF Trust

(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800

San Diego, CA 92101

(Address of principal executive offices) (Zip code)

Eric R. Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 487-1445

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments
Reality Shares DIVS ETF
July 31, 2018 (Unaudited)

	Principal / Shares	Value
Treasury Bills — 97.6%(a)
U.S. Treasury Bill, 08/02/2018	$7,056,000	$7,055,648
U.S. Treasury Bill, 10/11/2018(b)	5,739,000	5,717,084
U.S. Treasury Bill, 10/18/2018	1,347,000	1,341,305
U.S. Treasury Bill, 10/25/2018	1,970,000	1,960,924
U.S. Treasury Bill, 11/01/2018	2,009,000	1,998,757
U.S. Treasury Bill, 11/08/2018(b)	1,352,000	1,344,583
U.S. Treasury Bill, 12/13/2018	1,261,000	1,251,460
U.S. Treasury Bill, 01/10/2019	12,033,000	11,919,153
U.S. Treasury Bill, 01/24/2019	529,000	523,491
U.S. Treasury Bill, 08/16/2018	4,002,000	3,998,901
U.S. Treasury Bill, 08/30/2018	2,063,000	2,059,849
U.S. Treasury Bill, 09/20/2018	7,815,000	7,794,513
U.S. Treasury Bill, 09/06/2018	5,024,000	5,014,530
U.S. Treasury Bill, 08/09/2018	5,834,000	5,831,595
U.S. Treasury Bill, 09/13/2018	5,111,000	5,099,538
U.S. Treasury Bill, 09/27/2018	7,586,000	7,563,299
U.S. Treasury Bill, 11/29/2018	5,056,000	5,021,914
U.S. Treasury Bill, 12/20/2018	101,000	100,184
U.S. Treasury Bill, 12/27/2018	1,876,000	1,859,842
(Cost $77,462,786)		77,456,570

Money Markets and Cash Equivalents — 0.1%
Blackrock Federal FD 30 Instl, 1.80%(b)(c)	100,981	100,981
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.13%(c)	1,704	1,704
(Cost $102,685)		102,685

Total Investments — 97.7%
(Cost $77,565,471)		77,559,255

Other Assets in Excess of Liabilities — 2.3%		1,838,034

Net Assets — 100.0%		$79,397,289

(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	All or a portion of the security has been pledged to the broker for swap positions.
(c)	Reflects the 7-day yield at July 31, 2018.

Schedule of Investments
Reality Shares DIVS ETF
July 31, 2018 (Unaudited) (Continued)

Dividend swaps outstanding at July 31, 2018:

				Value/
			Notional	Unrealized
		Expiration	Amount	Appreciation
Underlying Index	Counterparties*	Date	Long (Short)**	(Depreciation)
S&P 500	BNP Paribas	12/31/2018	$(13,401,885)	$1,648,965
S&P 500	JP Morgan	12/31/2018	(282,283)	50,420
S&P 500	BNP Paribas	12/31/2019	(7,368,513)	516,927
S&P 500	JP Morgan	12/31/2019	(4,053,206)	574,014
S&P 500	Morgan Stanley	12/31/2019	(1,837,383)	79,217
S&P 500	Societe Generale	12/31/2019	(1,227,466)	86,774
S&P 500	BNP Paribas	12/31/2020	(6,344,770)	368,378
S&P 500	JP Morgan	12/31/2020	(657,414)	16,146
S&P 500	Morgan Stanley	12/31/2020	(2,639,382)	167,118
S&P 500	Societe Generale	12/31/2020	(4,065,753)	368,517
S&P 500	BNP Paribas	12/31/2021	(9,814,278)	147,102
S&P 500	Morgan Stanley	12/31/2021	(4,125,832)	57,380
S&P 500	Societe Generale	12/31/2021	(993,781)	70,469
S&P 500	BNP Paribas	12/31/2022	(11,863,735)	113,158
S&P 500	Morgan Stanley	12/31/2022	(3,982,310)	11,890
S&P 500	Societe Generale	12/31/2022	(642,012)	42,708
S&P 500	BNP Paribas	12/31/2023	(1,709,330)	6,970
				$4,326,153

Cash received from the broker for swap positions in the amount of $2,430,000.

Cash and securities pledged to the broker for swap positions in the amount of $2,690,522.

*	At contract maturity, the Fund pays to/receives from the counterparty the net difference between the expected dividend value and the actual dividend value.
**	Represents gross notional exposure on the fixed leg of the swap contract.

Schedule of Investments
Reality Shares DIVS ETF
July 31, 2018 (Unaudited) (Continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2018.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Treasury Bills	$–	$77,456,570	$–	$77,456,570
Money Markets and Cash Equivalents	102,685	–	–	102,685
Other Financial Instruments***	–	4,326,153	–	4,326,153
Total Assets	$102,685	$81,782,723	$–	$81,885,408
Liabilities

*** Other financial instruments include dividend swaps. Dividend swaps are presented at gross unrealized appreciation (depreciation).

During the period ended July 31, 2018, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended July 31, 2018.

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
July 31, 2018 (Unaudited)

	Shares	Value
Common Stocks — 99.7%

Aerospace & Defense— 3.7%
Harris Corp.	5,580	$920,421
Huntington Ingalls Industries, Inc.	3,422	797,497
		1,717,918
Air Freight & Logistics— 2.1%
Expeditors International of Washington, Inc.	13,108	998,436

Banks— 2.0%
Comerica, Inc.	9,795	949,527

Biotechnology— 1.9%
Amgen, Inc.	4,543	892,927

Building Products— 1.7%
AO Smith Corp.	13,007	774,307

Capital Markets— 7.3%
Ameriprise Financial, Inc.	5,061	737,236
S&P Global, Inc.	4,990	1,000,195
SEI Investments Co.	12,290	736,663
T Rowe Price Group, Inc.	7,797	928,467
		3,402,561
Chemicals— 1.6%
PPG Industries, Inc.	6,910	764,661

Commercial Services & Supplies— 2.1%
Rollins, Inc.	17,700	972,438

Communications Equipment— 2.2%
Motorola Solutions, Inc.	8,623	1,045,970

Containers & Packaging— 1.8%
Avery Dennison Corp.	7,138	818,586

Electronic Equipment Instruments & Components— 4.0%
Amphenol Corp., Class A	9,433	882,080
CDW Corp.	11,900	1,000,671
		1,882,751
Food Products— 2.5%
Ingredion, Inc.	5,733	580,753
Tyson Foods, Inc., Class A	10,212	588,722
		1,169,475
Health Care Equipment & Supplies— 3.4%
DENTSPLY SIRONA, Inc.	12,224	588,097
ResMed, Inc.	9,544	1,009,564
		1,597,661
Health Care Providers & Services— 5.4%
Anthem, Inc.	3,423	866,019
CVS Health Corp.	10,878	705,547
UnitedHealth Group, Inc.	3,674	930,330
		2,501,896
Hotels, Restaurants & Leisure— 4.9%
Marriott International, Inc., Class A	6,391	817,026
McDonald's Corp.	4,573	720,430
Starbucks Corp.	14,144	741,004
		2,278,460
Household Products— 1.6%
Colgate-Palmolive Co.	10,812	724,512

Industrial Conglomerates— 3.2%
3M Co.	3,277	695,773
Honeywell International, Inc.	5,124	818,046
		1,513,819
Insurance— 3.3%
Allstate Corp. (The)	7,899	751,353
Marsh & McLennan Cos., Inc.	9,314	776,415
		1,527,768
Internet & Direct Marketing Retail— 1.9%
Expedia Group, Inc.	6,472	866,212

IT Services— 6.5%
Amdocs Ltd.	12,187	823,598
Mastercard, Inc., Class A	5,770	1,142,460
Visa, Inc., Class A	7,757	1,060,692
		3,026,750
Machinery— 3.3%
Illinois Tool Works, Inc.	5,129	735,139
Snap-on, Inc.	4,822	817,763
		1,552,902
Media— 1.6%
Comcast Corp., Class A	21,023	752,203

Metals & Mining— 2.1%
Steel Dynamics, Inc.	20,682	973,915

Personal Products— 1.9%
Estee Lauder Cos., Inc. (The), Class A	6,620	893,303

Pharmaceuticals— 2.1%
Zoetis, Inc.	11,093	959,323

Semiconductors & Semiconductor Equipment— 11.7%
Broadcom, Inc.	3,038	673,737
KLA-Tencor Corp.	7,686	902,490
Maxim Integrated Products, Inc.	15,453	944,797
Microchip Technology, Inc.	9,142	854,137
NVIDIA Corp.	4,400	1,077,384
Texas Instruments, Inc.	9,196	1,023,699
		5,476,244
Software— 4.4%
Activision Blizzard, Inc.	13,288	975,605
Intuit, Inc.	5,235	1,069,196
		2,044,801
Specialty Retail— 3.9%
Home Depot, Inc. (The)	4,651	918,665
Tractor Supply Co.	11,589	904,406
		1,823,071
Technology Hardware, Storage & Peripherals— 1.9%
Apple, Inc.	4,610	877,237

Textiles, Apparel & Luxury Goods— 2.2%
NIKE, Inc., Class B	13,340	1,025,979

Tobacco— 1.5%
Altria Group, Inc.	11,553	677,930

Total Common Stocks
(Cost $44,738,793)		46,483,543

Treasury Bills — 0.3%(a)
U.S. Treasury Bill, 09/27/2018	19,000	18,943
U.S. Treasury Bill, 11/01/2018	28,000	27,857
U.S. Treasury Bill, 11/15/2018	12,000	11,929
U.S. Treasury Bill, 11/29/2018	56,000	55,623
U.S. Treasury Bill, 12/20/2018	2,000	1,984
U.S. Treasury Bill, 01/03/2019	19,000	18,829
(Cost $135,178)		135,165

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
July 31, 2018 (Unaudited)

	Shares	Value
Money Markets and Cash Equivalents — 0.0%(b)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.13%(c)
(Cost $7,816)	7,816	$7,816

Total Investments — 100.0%
(Cost $44,881,787)		46,626,524

Other Assets in Excess of Liabilities — 0.0%(b)		7,847
Net Assets — 100.0%		$46,634,371

(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	Rounds to less than 0.1%.
(c)	Reflects the 7-day yield at July 31, 2018.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2018.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$46,483,543	$–	$–	$46,483,543
Treasury Bills	–	135,165	–	135,165
Money Markets and Cash Equivalents	7,816	–	–	7,816
Total Assets	$46,491,359	$135,165	$–	$46,626,524

* See the Schedule of Investments for breakout by security category.

During the period ended July 31, 2018, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended July 31, 2018.

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
July 31, 2018 (Unaudited)

	Shares	Value
Common Stocks(a) — 77.0%

Aerospace & Defense— 2.8%
Harris Corp.	577	$95,176
Huntington Ingalls Industries, Inc.	352	82,034
		177,210
Air Freight & Logistics— 1.7%
Expeditors International of Washington, Inc.	1,352	102,982

Banks— 1.6%
Comerica, Inc.	1,010	97,909

Biotechnology— 1.5%
Amgen, Inc.	468	91,985

Building Products— 1.3%
AO Smith Corp.	1,343	79,949

Capital Markets— 5.6%
Ameriprise Financial, Inc.	523	76,186
S&P Global, Inc.	514	103,026
SEI Investments Co.	1,270	76,124
T Rowe Price Group, Inc.	804	95,740
		351,076
Chemicals— 1.3%
PPG Industries, Inc.	713	78,901

Commercial Services & Supplies— 1.6%
Rollins, Inc.	1,828	100,430

Communications Equipment— 1.7%
Motorola Solutions, Inc.	890	107,957

Containers & Packaging— 1.4%
Avery Dennison Corp.	738	84,634

Electronic Equipment Instruments & Components— 3.1%
Amphenol Corp., Class A	974	91,079
CDW Corp.	1,229	103,346
		194,425
Food Products— 1.9%
Ingredion, Inc.	593	60,071
Tyson Foods, Inc., Class A	1,054	60,763
		120,834
Health Care Equipment & Supplies— 2.7%
DENTSPLY SIRONA, Inc.	1,262	60,715
ResMed, Inc.	985	104,193
		164,908
Health Care Providers & Services— 4.1%
Anthem, Inc.	352	89,056
CVS Health Corp.	1,124	72,903
UnitedHealth Group, Inc.	379	95,970
		257,929
Hotels, Restaurants & Leisure— 3.8%
Marriott International, Inc., Class A	659	84,247
McDonald's Corp.	471	74,201
Starbucks Corp.	1,460	76,489
		234,937
Household Products— 1.2%
Colgate-Palmolive Co.	1,116	74,783
Industrial Conglomerates— 2.5%
3M Co.	337	71,552
Honeywell International, Inc.	530	84,614
		156,166
Insurance— 2.5%
Allstate Corp. (The)	814	77,427
Marsh & McLennan Cos., Inc.	963	80,276
		157,703
Internet & Direct Marketing Retail— 1.4%
Expedia Group, Inc.	668	89,405

IT Services— 5.0%
Amdocs Ltd.	1,260	85,151
Mastercard, Inc., Class A	595	117,810
Visa, Inc., Class A	802	109,665
		312,626
Machinery— 2.6%
Illinois Tool Works, Inc.	531	76,109
Snap-on, Inc.	497	84,286
		160,395
Media— 1.2%
Comcast Corp., Class A	2,171	77,678

Metals & Mining— 1.6%
Steel Dynamics, Inc.	2,136	100,584

Personal Products— 1.5%
Estee Lauder Cos., Inc. (The), Class A	684	92,299

Pharmaceuticals— 1.6%
Zoetis, Inc.	1,145	99,020

Semiconductors & Semiconductor— 9.1%
Broadcom, Inc.	313	69,414
KLA-Tencor Corp.	793	93,114
Maxim Integrated Products, Inc.	1,595	97,518
Microchip Technology, Inc.	945	88,291
NVIDIA Corp.	454	111,167
Texas Instruments, Inc.	948	105,532
		565,036
Software— 3.4%
Activision Blizzard, Inc.	1,371	100,659
Intuit, Inc.	541	110,494
		211,153
Specialty Retail— 3.0%
Home Depot, Inc. (The)	479	94,612
Tractor Supply Co.	1,197	93,414
		188,026
Technology Hardware, Storage & Peripherals— 1.5%
Apple, Inc.	477	90,768

Textiles, Apparel & Luxury Goods— 1.7%
NIKE, Inc., Class B	1,378	105,982

Tobacco— 1.1%
Altria Group, Inc.	1,192	69,947

Total Common Stocks
(Cost $4,586,865)		4,797,637

Treasury Bills — 23.4%(b)
U.S. Treasury Bill, 08/16/2018	172,000	171,867
U.S. Treasury Bill, 09/06/2018	170,000	169,680
U.S. Treasury Bill, 09/27/2018	447,000	445,662
U.S. Treasury Bill, 10/11/2018	287,000	285,904
U.S. Treasury Bill, 11/15/2018	194,000	192,858
U.S. Treasury Bill, 11/29/2018	187,000	185,739
U.S. Treasury Bill, 12/20/2018	2,000	1,984
(Cost $1,453,792)		1,453,694

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
July 31, 2018 (Unaudited) (Continued)

	Shares	Value
Money Markets and Cash Equivalents — 0.0%(c)
Blackrock Federal FD 30 Instl, 1.80%(d)	598	$598
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.13%(d)	2,488	2,488
(Cost $3,086)		3,086

Total Investments Before Securities Sold Short
(Cost $6,043,743)		6,254,417

Securities Sold Short

Common Stocks — (26.2)%

Airlines— (1.2)%
American Airlines Group, Inc.	(1,828)	(72,279)

Capital Markets— (1.5)%
Interactive Brokers Group, Inc., Class A	(1,542)	(92,304)

Diversified Telecommunication— (2.9)%
CenturyLink, Inc.	(9,449)	(177,358)

Electric Utilities— (3.5)%
Exelon Corp.	(2,387)	(101,448)
FirstEnergy Corp.	(3,229)	(114,403)
		(215,851)
Household Durables— (1.0)%
Lennar Corp., Class A	(1,235)	(64,553)

Independent Power and Renewable Electricity Producers— (2.2)%
NRG Energy, Inc.	(4,344)	(137,575)

Multi-Utilities— (1.4)%
NiSource, Inc.	(3,407)	(89,195)

Oil, Gas & Consumable Fuels— (11.5)%
Anadarko Petroleum Corp.	(2,051)	(150,031)
Devon Energy Corp.	(2,264)	(101,902)
EQT Corp.	(1,988)	(98,764)
Noble Energy, Inc.	(4,555)	(164,390)
Pioneer Natural Resources Co.	(552)	(104,477)
Williams Cos., Inc. (The)	(3,341)	(99,395)
		(718,959)
Software— (1.0)%
Symantec Corp.	(3,079)	(62,257)

Total Securities Sold Short
[Proceeds $(1,549,722)]		(1,630,331)

Total Investments — 74.2%
(Cost $4,494,021)		4,624,086

Other Assets in Excess of Liabilities — 25.8%		1,604,390

Net Assets — 100.0%		$6,228,476

(a)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at July 31, 2018 was $5,341,297 which includes cash in the amount of $1,607,031.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Rounds to less than 0.1%.
(d)	Reflects the 7-day yield at July 31, 2018.

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
July 31, 2018 (Unaudited) (Continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2018.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$4,797,637	$–	$–	$4,797,637
Treasury Bills	–	1,453,694	–	1,453,694
Money Markets and Cash Equivalents	3,086	–	–	3,086
Total Assets	$4,800,723	$1,453,694	$–	$6,254,417
Liabilities
Common Stocks*	$(1,630,331)	$–	$–	$(1,630,331)
Total Liabilities	$(1,630,331)	$–	$–	$(1,630,331)

* See the Schedule of Investments for breakout by security category.

During the period ended July 31, 2018, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended July 31, 2018.

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
July 31, 2018 (Unaudited)

	Shares	Value
Common Stocks(a)— 50.3%

Aerospace & Defense— 2.0%
Harris Corp.	549	$90,558
Huntington Ingalls Industries, Inc.	367	85,529
		176,087
Air Freight & Logistics— 1.0%
Expeditors International of Washington, Inc.	1,151	87,672

Banks— 1.0%
Comerica, Inc.	898	87,052

Biotechnology— 0.9%
Amgen, Inc.	435	85,499

Building Products— 0.9%
AO Smith Corp.	1,375	81,854

Capital Markets— 3.7%
Ameriprise Financial, Inc.	588	85,654
S&P Global, Inc.	407	81,579
SEI Investments Co.	1,375	82,418
T Rowe Price Group, Inc.	688	81,927
		331,578
Chemicals— 0.9%
PPG Industries, Inc.	771	85,319

Commercial Services & Supplies— 1.0%
Rollins, Inc.	1,569	86,201

Communications Equipment— 0.9%
Motorola Solutions, Inc.	687	83,333

Containers & Packaging— 1.0%
Avery Dennison Corp.	786	90,138

Electronic Equipment Instruments & Components— 2.0%
Amphenol Corp., Class A	968	90,518
CDW Corp.	1,012	85,099
		175,617
Food Products— 1.6%
Ingredion, Inc.	718	72,733
Tyson Foods, Inc., Class A	1,220	70,333
		143,066
Health Care Equipment & Supplies— 1.9%
DENTSPLY SIRONA, Inc.	1,847	88,859
ResMed, Inc.	773	81,768
		170,627
Health Care Providers & Services— 2.8%
Anthem, Inc.	327	82,731
CVS Health Corp.	1,263	81,918
UnitedHealth Group, Inc.	338	85,589
		250,238
Hotels, Restaurants & Leisure— 2.8%
Marriott International, Inc., Class A	634	81,051
McDonald's Corp.	505	79,558
Starbucks Corp.	1,655	86,705
		247,314
Household Products— 0.9%
Colgate-Palmolive Co.	1,218	81,618

Industrial Conglomerates— 1.9%
3M Co.	396	84,079
Honeywell International, Inc.	548	87,488
		171,567
Insurance— 1.8%
Allstate Corp. (The)	886	84,276
Marsh & McLennan Cos., Inc.	966	80,526
		164,802
Internet & Direct Marketing Retail— 1.0%
Expedia Group, Inc.	660	88,334

IT Services— 2.8%
Amdocs Ltd.	1,193	80,623
Mastercard, Inc., Class A	436	86,328
Visa, Inc., Class A	646	88,334
		255,285
Machinery— 1.9%
Illinois Tool Works, Inc.	606	86,858
Snap-on, Inc.	504	85,473
		172,331
Media— 1.0%
Comcast Corp., Class A	2,463	88,126

Metals & Mining— 0.9%
Steel Dynamics, Inc.	1,723	81,136

Personal Products— 0.9%
Estee Lauder Cos., Inc. (The), Class A	576	77,725

Pharmaceuticals— 0.9%
Zoetis, Inc.	939	81,205

Semiconductors & Semiconductor— 5.7%
Broadcom, Inc.	338	74,958
KLA-Tencor Corp.	773	90,766
Maxim Integrated Products, Inc.	1,361	83,212
Microchip Technology, Inc.	871	81,377
NVIDIA Corp.	366	89,619
Texas Instruments, Inc.	812	90,392
		510,324
Software— 1.8%
Activision Blizzard, Inc.	1,078	79,147
Intuit, Inc.	396	80,879
		160,026
Specialty Retail— 1.8%
Home Depot, Inc. (The)	424	83,749
Tractor Supply Co.	1,026	80,069
		163,818
Technology Hardware, Storage & Peripherals— 0.9%
Apple, Inc.	423	80,493

Textiles, Apparel & Luxury Goods— 0.8%
NIKE, Inc., Class B	997	76,679

Tobacco— 0.9%
Altria Group, Inc.	1,389	81,506

Total Common Stocks
(Cost $4,409,129)		4,516,570

Treasury Bills — 48.9%(b)
U.S. Treasury Bill, 10/11/2018	7,000	6,973
U.S. Treasury Bill, 11/01/2018	2,000	1,990
U.S. Treasury Bill, 01/03/2019	3,574,000	3,541,743
U.S. Treasury Bill, 01/10/2019	422,000	418,007
U.S. Treasury Bill, 01/17/2019	420,000	415,840
(Cost $4,385,817)		4,384,553

Money Markets and Cash Equivalents — 0.0%(c)
Blackrock Federal FD 30 Instl, 1.80%(d)	300	300
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.13%(d)	1,119	1,118
(Cost $1,418)		1,418

Total Investments Before Securities Sold Short
(Cost $8,796,364)		8,902,541

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
July 31, 2018 (Unaudited)

	Shares	Value
Securities Sold Short

Common Stocks — (49.1)%

Airlines— (3.0)%
American Airlines Group, Inc.	(6,852)	$(270,928)

Capital Markets— (2.7)%
Interactive Brokers Group, Inc., Class A	(4,040)	(241,834)

Diversified Telecommunication— (4.4)%
CenturyLink, Inc.	(21,041)	(394,940)

Electric Utilities— (6.7)%
Exelon Corp.	(6,808)	(289,340)
FirstEnergy Corp.	(8,809)	(312,103)
		(601,443)
Household Durables— (2.5)%
Lennar Corp., Class A	(4,268)	(223,088)

Independent Power and Renewable Electricity Producers— (4.1)%
NRG Energy, Inc.	(11,479)	(363,540)

Multi-Utilities— (3.0)%
NiSource, Inc.	(10,280)	(269,130)

Oil, Gas & Consumable Fuels— (19.9)%
Anadarko Petroleum Corp.	(3,957)	(289,455)
Devon Energy Corp.	(5,805)	(261,283)
EQT Corp.	(6,224)	(309,208)
Noble Energy, Inc.	(10,112)	(364,942)
Pioneer Natural Resources Co.	(1,331)	(251,919)
Williams Cos., Inc. (The)	(10,475)	(311,631)
		(1,788,438)
Software— (2.8)%
Symantec Corp.	(12,599)	(254,752)

Total Securities Sold Short
[Proceeds $(4,413,921)]		(4,408,093)

Total Investments — 50.1%
(Cost $4,382,443)		4,494,448

Other Assets in Excess of Liabilities — 49.9%		4,475,943

Net Assets — 100.0%		$8,970,391

(a)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at July 31, 2018 was $8,997,482 which includes cash in the amount of $4,480,613.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Rounds to less than 0.1%.
(d)	Reflects the 7-day yield at July 31, 2018.

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
July 31, 2018 (Unaudited) (Continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2018.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$4,516,570	$–	$–	$4,516,570
Treasury Bills	–	4,384,553	–	4,384,553
Money Markets and Cash Equivalents	1,418	–	–	1,418
Total Assets	$4,517,988	$4,384,553	$–	$8,902,541
Liabilities
Common Stocks*	$(4,408,093)	$–	$–	$(4,408,093)
Total Liabilities	$(4,408,093)	$–	$–	$(4,408,093)

* See the Schedule of Investments for breakout by security category.

During the period ended July 31, 2018, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended July 31, 2018.

Schedule of Investments
Reality Shares NASDAQ NexGen Economy ETF
July 31, 2018 (Unaudited)

	Shares	Value
Common Stocks — 99.9%

Automobiles— 1.3%
Daimler AG	22,504	$1,557,468

Banks— 10.4%
Banco Santander SA	223,042	1,246,805
Bank of America Corp.	44,511	1,374,500
Barclays PLC	179,028	1,851,149
BOC Hong Kong Holdings Ltd.	299,824	1,451,904
Citigroup, Inc.	19,874	1,428,742
ING Groep NV	84,439	1,289,384
JPMorgan Chase & Co.	16,538	1,901,043
Wells Fargo & Co.	25,603	1,466,796
		12,010,323
Capital Markets— 14.2%
ASX Ltd.	33,825	1,651,808
CME Group, Inc.	9,861	1,569,082
Deutsche Boerse AG	14,088	1,857,710
Goldman Sachs Group, Inc. (The)	6,390	1,517,178
Japan Exchange Group, Inc.	83,392	1,478,767
Nasdaq, Inc.	25,746	2,353,184
SBI Holdings, Inc.	91,760	2,496,062
Thomson Reuters Corp.	39,293	1,626,730
TMX Group Ltd.	28,391	1,824,264
		16,374,785
Communications Equipment— 2.8%
Cisco Systems, Inc.	52,384	2,215,319
ZTE Corp, Class H*	600,107	1,026,288
		3,241,607
Consumer Finance— 1.6%
American Express Co.	18,781	1,869,085

Electronic Equipment, Instruments & Components— 1.9%
Hitachi Ltd.	309,553	2,153,100

Household Durables— 1.1%
Panasonic Corp.	97,382	1,250,986

Industrial Conglomerates— 1.5%
Siemens AG	11,962	1,690,174

Insurance— 2.4%
Ping An Insurance Group Co. of China Ltd., Class H	184,353	1,710,289
ZhongAn Online P&C Insurance Co. Ltd., Class H*,(a)	226,472	1,037,532
		2,747,821
Internet & Direct Marketing Retail— 4.1%
Amazon.com, Inc.*	931	1,654,797
JD.com, Inc.*	32,461	1,164,051
Overstock.com, Inc.*	54,048	1,926,811
		4,745,659
Internet Software & Services— 8.7%
Alibaba Group Holding Ltd.*	10,782	2,018,714
Alphabet, Inc., Class A*	1,288	1,580,659
Baidu, Inc.*	7,919	1,957,418
GMO internet, Inc.	81,726	1,731,038
NetEase, Inc.	4,806	1,239,948
Tencent Holdings Ltd.	33,635	1,522,483
		10,050,260
IT Services— 26.5%
Accenture PLC, Class A	13,598	2,166,569
Atos SE	12,889	1,732,028
Broadridge Financial Solutions, Inc.	18,060	2,040,419
Capgemini SE	11,112	1,427,576
Digital Garage, Inc.	61,688	2,314,540
Fidelity National Information Services, Inc.	14,507	1,496,107
Fujitsu Ltd.	345,445	2,346,582
GFT Technologies SE	89,933	1,434,232
Hive Blockchain Technologies Ltd.*	1,987,733	1,282,408
Infosys Ltd.	98,168	1,981,030
International Business Machines Corp.	16,118	2,335,982
Mastercard, Inc., Class A	10,599	2,098,602
NTT Data Corp.	190,033	2,161,086
Square, Inc., Class A*	34,767	2,247,687
Visa, Inc., Class A	13,980	1,911,625
Worldline SA*,(a)	27,030	1,612,950
		30,589,423
Semiconductors & Semiconductor— 13.0%
Advanced Micro Devices, Inc.*	181,100	3,319,563
Intel Corp.	51,564	2,480,228
Micron Technology, Inc.*	29,656	1,565,540
NVIDIA Corp.	8,294	2,030,869
Taiwan Semiconductor Manufacturing Co. Ltd.	43,705	1,801,083
Texas Instruments, Inc.	17,871	1,989,400
Xilinx, Inc.	25,845	1,862,649
		15,049,332
Software— 9.1%
Intuit, Inc.	7,860	1,605,326
Microsoft Corp.	25,807	2,737,607
Oracle Corp.	40,281	1,920,598
Red Hat, Inc.*	12,567	1,774,837
SAP SE	21,400	2,483,256
		10,521,624
Technology Hardware, Storage & Peripherals— 1.3%
Samsung Electronics Co. Ltd.	1,497	1,538,916

Total Common Stocks
(Cost $120,799,005)		115,390,563

Treasury Bill — 0.1%(b)
U.S. Treasury Bill, 01/10/2019
(Cost $113,939)	115,000	113,912

Money Markets and Cash Equivalents — 0.0%(c)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.13%(d)
(Cost $17,515)	17,515	17,515

Total Investments — 100.0%
(Cost $120,930,459)		115,521,990
Other Assets in Excess of Liabilities — 0.0%(c)		25,115
Net Assets — 100.0%		$115,547,105

*	Non-income producing securities.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Rounds to less than 0.1%.
(d)	Reflects the 7-day yield at July 31, 2018.

Schedule of Investments
Reality Shares NASDAQ NexGen Economy ETF
July 31, 2018 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2018.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$115,390,563	$–	$–	$115,390,563
Treasury Bill	–	113,912	–	113,912
Money Markets and Cash Equivalents	17,515	–	–	17,515
Total Assets	$115,408,078	$113,912	$–	$115,521,990

* See the Schedule of Investments for breakout by security category.

During the period ended July 31, 2018, the amount of transfer between Level 3 and Level 1 was $2,135,193. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading of one security. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended July 31, 2018.

Schedule of Investments
Reality Shares NASDAQ NexGen Economy China ETF
July 31, 2018 (Unaudited)

	Shares	Value
Common Stocks — 99.4%

Auto Components— 3.7%
HyUnion Holding Co. Ltd., Class A	57,500	$81,755

Banks— 18.7%
BOC Hong Kong Holdings Ltd.	14,880	72,057
China CITIC Bank Corp. Ltd., Class A	77,400	71,208
China Construction Bank Corp., Class A	60,100	61,818
China Merchants Bank Co. Ltd., Class A	15,700	65,401
China Minsheng Banking Corp. Ltd., Class A	73,760	65,803
Postal Savings Bank of China Co. Ltd., Class H(a)	110,520	74,082
		410,369
Chemicals— 2.6%
Transfar Zhilian Co. Ltd., Class A	32,800	57,176

Commercial Services & Supplies— 3.0%
Tungkong, Inc., Class A	30,500	66,548

Construction & Engineering— 3.7%
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	90,700	80,383

Consumer Finance— 2.6%
Chong Sing Holdings FinTech Group Ltd.*	756,364	57,832

Electronic Equipment, Instruments & Components— 1.8%
Julong Co. Ltd., Class A	25,100	39,187

Food Products— 3.4%
Heilongjiang Agriculture Co. Ltd., Class A	52,900	73,351

Household Durables— 2.8%
Leo Group Co. Ltd., Class A	200,100	61,951

Industrial Conglomerates— 3.0%
Fosun International Ltd.	35,564	64,990

Insurance— 6.1%
Ping An Insurance Group Co. of China Ltd., Class H	8,872	82,308
ZhongAn Online P&C Insurance Co. Ltd., Class H*,(a)	11,360	52,043
		134,351
Internet & Direct Marketing Retail— 2.7%
JD.com, Inc.*	1,640	58,810

Internet Software & Services— 15.4%
Alibaba Group Holding Ltd.*	545	102,040
Baidu, Inc.*	400	98,872
NetEase, Inc.	243	62,694
Tencent Holdings Ltd.	1,612	72,967
		336,573
IT Services— 4.6%
DHC Software Co. Ltd., Class A	75,300	100,655

Professional Services— 1.9%
Pubang Landscape Architecture Co. Ltd., Class A	95,000	41,261

Software— 10.8%
Hundsun Technologies, Inc., Class A	13,000	97,588
Sinodata Co. Ltd., Class A*	26,800	57,845
YGSOFT, Inc., Class A	92,400	81,348
		236,781
Specialty Retail— 3.3%
Suning.com Co. Ltd., Class A	37,700	73,074

Technology Hardware, Storage & Peripherals— 6.6%
Feitian Technologies Co. Ltd., Class A	37,900	62,674
GRG Banking Equipment Co. Ltd., Class A	94,700	81,149
		143,823
Wireless Telecommunication Service— 2.7%
China United Network Communications Ltd., Class A	78,500	60,011

Total Common Stocks
(Cost $2,385,919)		2,178,881

Treasury Bills — 0.8%(b)
U.S. Treasury Bill, 09/27/2018	4,000	3,988
U.S. Treasury Bill, 01/10/2019	13,000	12,877
(Cost $16,868)		16,865

Money Markets and Cash Equivalents — 0.0%(c)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.13%(d)
(Cost $843)	843	843

Total Investments — 100.2%
(Cost $2,403,630)		2,196,589
Liabilities in Excess of Other Assets — (0.2)%		(3,430)
Net Assets — 100.0%		$2,193,159

*	Non-income producing securities.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Rounds to less than 0.1%.
(d)	Reflects the 7-day yield at July 31, 2018.

Schedule of Investments
Reality Shares NASDAQ NexGen Economy China ETF
July 31, 2018 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2018.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$2,178,881	$–	$–	$2,178,881
Treasury Bills	–	16,865	–	16,865
Money Markets and Cash Equivalents	843	–	–	843
Total Assets	$2,179,724	$16,865	$–	$2,196,589

* See the Schedule of Investments for breakout by security category.

During the period ended July 31, 2018, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended July 31, 2018.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Reality Shares ETF Trust

By (Signature and Title)*            /s/ Eric R. Ervin

Eric R. Ervin, President

(principal executive officer)

Date     9/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Eric R. Ervin

Eric R. Ervin, President

(principal executive officer)

Date     9/21/2018

By (Signature and Title)*             /s/ Tom Trivella

Tom Trivella, Treasurer

(principal financial officer)

Date     9/21/2018

* Print the name and title of each signing officer under his or her signature.